PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSE - total reserves for losses and loss adjustment expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
"Reserves for Loss and Loss AdjustmentExpenses,Gross of Reinsurance Recoverable"	$ 103,591,163	$ 54,987,840	$ 71,111,610	$ 32,583,608	$ 18,721,005	$ 7,244,232
Reinsurance Recoverable		(2,343)	(2,343)	(2,343)
Provision for unpaid loss and loss adjustment expenses	$ 103,623,730	54,987,840	$ 71,111,610	32,581,265	$ 18,565,521	$ 7,244,232
Auto
Liability for Claims and Claims Adjustment Expense [Line Items]
"Reserves for Loss and Loss AdjustmentExpenses,Gross of Reinsurance Recoverable"		54,547,718		32,179,674
Reinsurance Recoverable				(2,343)
Provision for unpaid loss and loss adjustment expenses		54,547,718		32,177,331
Marine
Liability for Claims and Claims Adjustment Expense [Line Items]
"Reserves for Loss and Loss AdjustmentExpenses,Gross of Reinsurance Recoverable"		440,122		403,934
Provision for unpaid loss and loss adjustment expenses		$ 440,122		$ 403,934